Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue Streams (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues	¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
Online AR advertising services [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues	541,924,655	75,388,773	571,842,123	480,322,821
Mobile games [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues			732,505	1,356,556
Sales of semiconductor products [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues			¥ 12,791,309	¥ 200,613,602